Debt - Notes payable (Q3) (Details) - USD ($)		9 Months Ended
	Nov. 04, 2019	Sep. 30, 2020	Jun. 24, 2020	Jun. 23, 2020	Jan. 13, 2020	Dec. 31, 2019	Dec. 19, 2019	Dec. 31, 2018
Debt Instruments [Abstract]
Debt outstanding						$ 37,250,000		$ 6,200,000
November 2019 Notes
Debt Instruments [Abstract]
Face amount	$ 2,800,000
Long-term debt, interest rate	10.00%	10.00%				10.00%
Conversion price (in dollars per share)	$ 4.00		$ 3.75	$ 4.00
Increase in fair value of warrants (less than)	$ 100,000
Default interest rate		12.00%
Notes, fair value		$ 300,000				$ 2,800,000
Debt outstanding		2,736,000				2,769,000
Debt issuance costs and discounts		300,000				$ 100,000
Seller Notes
Debt Instruments [Abstract]
Long-term debt, interest rate							10.00%
Conversion price (in dollars per share)			3.75	4.00			$ 4.00
Notes, fair value		$ 300,000
Senior Seller Notes
Debt Instruments [Abstract]
Face amount							$ 10,000,000
Long-term debt, interest rate		10.00%				10.00%
Notes, fair value						$ 9,200,000
Debt outstanding		$ 9,993,000				9,191,000		$ 0
Debt issuance costs and discounts		$ 900,000				$ 900,000
Junior Seller Notes
Debt Instruments [Abstract]
Face amount							$ 5,000,000
Long-term debt, interest rate		10.00%				10.00%
Notes, fair value						$ 4,400,000
Debt outstanding		$ 4,797,000				4,410,000
Debt issuance costs and discounts		$ 600,000				500,000
ABG Notes
Debt Instruments [Abstract]
Face amount					$ 600,000
Long-term debt, interest rate		10.00%			10.00%
Conversion price (in dollars per share)					$ 4.00
Debt outstanding		$ 674,000				0
Debt issuance costs and discounts		100,000
Seller Notes and ABG Notes
Debt Instruments [Abstract]
Conversion price (in dollars per share)			$ 3.75	$ 4.00
Notes, fair value		$ 100,000
June 2020 Notes
Debt Instruments [Abstract]
Face amount			$ 1,500,000
Long-term debt, interest rate		10.00%	10.00%
Conversion price (in dollars per share)			$ 0.75
Debt outstanding		$ 40,000				$ 0
Debt issuance costs and discounts		$ 1,500,000